Common Stock - Schedule of Common Stock Reserved for Future Issuance (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Common stock reserved for future issuance	9,162,000	7,885,000	6,653,000
Shares reserved for exercise of stock options issued and outstanding
Class of Stock [Line Items]
Common stock reserved for future issuance	5,945,000	4,234,000	3,818,000
Shares reserved for future issuance under the equity incentive plan
Class of Stock [Line Items]
Common stock reserved for future issuance	2,724,000	3,348,000	2,648,000
Shares reserved for future issuance under the ESPP
Class of Stock [Line Items]
Common stock reserved for future issuance	493,000	303,000	187,000